TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

FIXED INCOME - 39.3%
1,355,933	TIAA-CREF Bond Fund	$14,603,395
1,423,478	TIAA-CREF Bond Plus Fund	15,373,560
	TOTAL FIXED INCOME	29,976,955

INTERNATIONAL EQUITY - 4.9%
71,713	TIAA-CREF Emerging Markets Equity Fund	771,637
114,770	TIAA-CREF International Equity Fund	1,182,131
75,038	TIAA-CREF International Opportunities Fund	984,494
32,793	TIAA-CREF Quant International Equity Fund	227,583
61,898	TIAA-CREF Quant International Small-Cap Equity Fund	604,741
	TOTAL INTERNATIONAL EQUITY	3,770,586

SHORT-TERM FIXED INCOME - 40.9%
2,999,796	TIAA-CREF Short-Term Bond Fund	31,197,883
	TOTAL SHORT-TERM FIXED INCOME	31,197,883

U.S. EQUITY - 14.8%
165,067	TIAA-CREF Growth & Income Fund	2,370,362
127,153	TIAA-CREF Large-Cap Growth Fund	2,709,620
152,050	TIAA-CREF Large-Cap Value Fund	2,548,356
176,623	TIAA-CREF Quant Large-Cap Growth Fund	2,548,673
19,067	TIAA-CREF Quant Large-Cap Value Fund	187,806
31,333	TIAA-CREF Quant Small-Cap Equity Fund	500,706
37,082	TIAA-CREF Quant Small/Mid-Cap Equity Fund	442,015
	TOTAL U.S. EQUITY	11,307,538

	TOTAL AFFILIATED INVESTMENT COMPANIES	76,252,962
	(Cost $72,533,545)

	TOTAL INVESTMENTS - 99.9%	76,252,962
	(Cost $72,533,545)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	79,545
	NET ASSETS - 100.0%	$76,332,507

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%[a]

FIXED INCOME - 39.5%
2,073,560	TIAA-CREF Bond Fund	$22,332,243
6,887,728	TIAA-CREF Bond Plus Fund	74,387,462
	TOTAL FIXED INCOME	96,719,705

INTERNATIONAL EQUITY - 10.9%
462,313	TIAA-CREF Emerging Markets Equity Fund	4,974,491
739,265	TIAA-CREF International Equity Fund	7,614,434
482,442	TIAA-CREF International Opportunities Fund	6,329,633
567,298	TIAA-CREF Quant International Equity Fund	3,937,046
397,629	TIAA-CREF Quant International Small-Cap Equity Fund	3,884,836
	TOTAL INTERNATIONAL EQUITY	26,740,440

SHORT-TERM FIXED INCOME - 21.0%
4,952,552	TIAA-CREF Short-Term Bond Fund	51,506,536
	TOTAL SHORT-TERM FIXED INCOME	51,506,536

U.S. EQUITY - 28.7%
1,061,837	TIAA-CREF Growth & Income Fund	15,247,986
818,109	TIAA-CREF Large-Cap Growth Fund	17,433,903
977,456	TIAA-CREF Large-Cap Value Fund	16,382,162
795,104	TIAA-CREF Quant Large-Cap Growth Fund	11,473,358
375,670	TIAA-CREF Quant Large-Cap Value Fund	3,700,353
201,670	TIAA-CREF Quant Small-Cap Equity Fund	3,222,685
238,723	TIAA-CREF Quant Small/Mid-Cap Equity Fund	2,845,573
	TOTAL U.S. EQUITY	70,306,020

	TOTAL AFFILIATED INVESTMENT COMPANIES	245,272,701
	(Cost $229,132,228)

	TOTAL INVESTMENTS - 100.1%	245,272,701
	(Cost $229,132,228)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(185,604)
	NET ASSETS - 100.0%	$245,087,097

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

FIXED INCOME - 40.5%
13,776,778	TIAA-CREF Bond Plus Fund	$148,789,199
	TOTAL FIXED INCOME	148,789,199

INTERNATIONAL EQUITY - 16.9%
1,035,276	TIAA-CREF Emerging Markets Equity Fund	11,139,569
1,656,090	TIAA-CREF International Equity Fund	17,057,728
1,085,800	TIAA-CREF International Opportunities Fund	14,245,690
1,536,669	TIAA-CREF Quant International Equity Fund	10,664,480
893,855	TIAA-CREF Quant International Small-Cap Equity Fund	8,732,968
	TOTAL INTERNATIONAL EQUITY	61,840,435

U.S. EQUITY - 42.5%
2,386,680	TIAA-CREF Growth & Income Fund	34,272,729
1,839,885	TIAA-CREF Large-Cap Growth Fund	39,207,940
2,197,867	TIAA-CREF Large-Cap Value Fund	36,836,250
1,524,578	TIAA-CREF Quant Large-Cap Growth Fund	21,999,655
1,028,939	TIAA-CREF Quant Large-Cap Value Fund	10,135,045
453,006	TIAA-CREF Quant Small-Cap Equity Fund	7,239,037
536,570	TIAA-CREF Quant Small/Mid-Cap Equity Fund	6,395,913
	TOTAL U.S. EQUITY	156,086,569

	TOTAL AFFILIATED INVESTMENT COMPANIES	366,716,203
	(Cost $336,202,979)

	TOTAL INVESTMENTS - 99.9%	366,716,203
	(Cost $336,202,979)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	470,216
	NET ASSETS - 100.0%	$367,186,419

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%[a]

FIXED INCOME - 20.4%
3,149,697	TIAA-CREF Bond Plus Fund	$34,016,723
	TOTAL FIXED INCOME	34,016,723

INTERNATIONAL EQUITY - 22.9%
626,785	TIAA-CREF Emerging Markets Equity Fund	6,744,210
1,010,974	TIAA-CREF International Equity Fund	10,413,028
663,225	TIAA-CREF International Opportunities Fund	8,701,508
1,019,942	TIAA-CREF Quant International Equity Fund	7,078,395
544,943	TIAA-CREF Quant International Small-Cap Equity Fund	5,324,097
	TOTAL INTERNATIONAL EQUITY	38,261,238

U.S. EQUITY - 56.7%
1,454,454	TIAA-CREF Growth & Income Fund	20,885,963
1,120,173	TIAA-CREF Large-Cap Growth Fund	23,870,876
1,339,525	TIAA-CREF Large-Cap Value Fund	22,450,437
853,395	TIAA-CREF Quant Large-Cap Growth Fund	12,314,483
685,320	TIAA-CREF Quant Large-Cap Value Fund	6,750,400
276,141	TIAA-CREF Quant Small-Cap Equity Fund	4,412,735
326,830	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,895,810
	TOTAL U.S. EQUITY	94,580,704

	TOTAL AFFILIATED INVESTMENT COMPANIES	166,858,665
	(Cost $150,793,436)

	TOTAL INVESTMENTS - 100.0%	166,858,665
	(Cost $150,793,436)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	67,696
	NET ASSETS - 100.0%	$166,926,361

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2019

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%[a]

INTERNATIONAL EQUITY - 29.0%
618,911	TIAA-CREF Emerging Markets Equity Fund	$6,659,480
995,022	TIAA-CREF International Equity Fund	10,248,722
651,711	TIAA-CREF International Opportunities Fund	8,550,446
1,052,636	TIAA-CREF Quant International Equity Fund	7,305,293
535,147	TIAA-CREF Quant International Small-Cap Equity Fund	5,228,382
	TOTAL INTERNATIONAL EQUITY	37,992,323

U.S. EQUITY - 70.9%
1,430,499	TIAA-CREF Growth & Income Fund	20,541,966
1,102,100	TIAA-CREF Large-Cap Growth Fund	23,485,747
1,316,884	TIAA-CREF Large-Cap Value Fund	22,070,970
792,514	TIAA-CREF Quant Large-Cap Growth Fund	11,435,970
708,073	TIAA-CREF Quant Large-Cap Value Fund	6,974,520
271,381	TIAA-CREF Quant Small-Cap Equity Fund	4,336,670
321,706	TIAA-CREF Quant Small/Mid-Cap Equity Fund	3,834,737
	TOTAL U.S. EQUITY	92,680,580

	TOTAL AFFILIATED INVESTMENT COMPANIES	130,672,903
	(Cost $119,219,787)

	TOTAL INVESTMENTS - 99.9%	130,672,903
	(Cost $119,219,787)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	84,749
	NET ASSETS - 100.0%	$130,757,652

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

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